Label	Element	Value
Select Class Shares | SA Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA Real Estate Securities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to achieve long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Select Class operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its goal by generally investing in readily marketable equity securities of companies the principal activities of which include ownership, management, development, construction or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction or sale of residential, commercial, industrial or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT or REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Fund will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by Dimensional Fund Advisors LP (the “Sub-Adviser”), using a free float-adjusted market capitalization weighted approach. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Fund. The Sub-Adviser may, in its discretion, adjust the representation in the Fund of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, profitability, trading strategies, liquidity, momentum, investment characteristics and other factors that the Sub-Adviser determines to be appropriate, given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Sub-Adviser uses for assessing value, profitability or investment characteristics are subject to change from time to time.

The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

●	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

●	Risk of Concentrating in the Real Estate Industry: The Fund’s exclusive focus on the real estate industry will subject the Fund to the general risks of direct real estate ownership. The Fund’s performance may be materially different from the broad U.S. equity market.

●	Real Estate and REIT Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs also are subject to the possibility of failing to qualify for federally tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The Fund will indirectly bear a portion of the expenses, including management and administration expenses, paid by each REIT in which it invests, in addition to the expenses of the Fund.

●	Interest Rate Risk: Changes in prevailing interest rates affect not only the value of REIT shares but may also impact the market value of the REIT’s investment real estate.

●	Cyclical Market Risk: The real estate industry tends to be cyclical with periods of relative under-performance and out-performance in comparison to the broad U.S. equity market. Such cycles may adversely affect the value of the Fund’s portfolio.

●	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

●	Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

●	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Risk, Lose Money	rr_RiskLoseMoney	The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The past performance information shown below for periods prior to July 3, 2017 (the commencement of operations for Select Class shares) is for Investor Class shares, which are not available through this Prospectus. Although Investor Class shares would have similar annual returns to Select Class shares because the classes are invested in the same portfolio of securities, the returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sa-funds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Select Class Shares (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended September 30, 2019 was 27.66%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2018	8.46%
Worst Quarter	3/31/2018	(7.23)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown for Investor Class shares. After-tax returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Select Class Shares | SA Real Estate Securities Fund | Dow Jones U.S. Select REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	12.05%
Select Class Shares | SA Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Shareholder servicing fee	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2021
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	$ 962
Annual Return 2009	rr_AnnualReturn2009	27.93%
Annual Return 2010	rr_AnnualReturn2010	27.92%
Annual Return 2011	rr_AnnualReturn2011	7.89%
Annual Return 2012	rr_AnnualReturn2012	16.63%
Annual Return 2013	rr_AnnualReturn2013	0.87%
Annual Return 2014	rr_AnnualReturn2014	29.34%
Annual Return 2015	rr_AnnualReturn2015	2.40%
Annual Return 2016	rr_AnnualReturn2016	7.51%
Annual Return 2017	rr_AnnualReturn2017	4.53%
Annual Return 2018	rr_AnnualReturn2018	(3.72%)
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Select Class Shares | SA Real Estate Securities Fund | Class S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	10.54%
Select Class Shares | SA Real Estate Securities Fund | Class S | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	9.11%

[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares' total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.75%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.